GRANTS RECEIVABLE (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 15, 2023	Jun. 30, 2016	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Award amount		$ 18.7	$ 16.1
Grant | CPRIT
Subsequent Event [Line Items]
Current grant receivable			$ 0.0	$ 0.0
Award amount	$ 1.5